Provisions - Movement in Provision for Lease Contract Termination Costs (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Less: current portion of provision for lease contract termination costs	€ 2,227	€ 2,280
Non-current portion of provision for lease contract termination costs	4,620	7,974
Lease contract termination costs [Member]
Restructuring Cost and Reserve [Line Items]
Provision for lease contract termination costs, Beginning Balance	10,254	12,338
Utilization of the provision	(2,790)	(2,545)
Release of the provision	(1,011)
Unwinding of discount	391	628
Effect of exchange rates	3	(167)
Provision for lease contract termination costs, Ending Balance	6,847	10,254
Less: current portion of provision for lease contract termination costs	2,227	2,280
Non-current portion of provision for lease contract termination costs	€ 4,620	€ 7,974